Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
Cost, beginning balance	$ 7,463,200	$ 7,977,702
Impairment of asset	0	(514,502)
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,469,091	6,207,565
Depreciation	154,435	261,526
Accumulated amortization, ending balance	6,623,526	6,469,091
Property and equipment, net	839,674	994,109
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset	0	0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	565,088	536,697
Depreciation	14,905	28,391
Accumulated amortization, ending balance	579,993	565,088
Property and equipment, net	51,341	66,246
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	154,500	152,942
Depreciation	585	1,558
Accumulated amortization, ending balance	155,085	154,500
Property and equipment, net	974	1,559
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	150,991	145,614
Depreciation	3,226	5,377
Accumulated amortization, ending balance	154,217	150,991
Property and equipment, net	18,281	21,507
Laboratory Equipment
Cost, beginning balance	5,061,857	5,576,359
Impairment of asset	0	(514,502)
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,157,060	3,930,860
Depreciation	135,719	226,200
Accumulated amortization, ending balance	4,292,779	4,157,060
Property and equipment, net	769,078	904,797
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Property and equipment, net	$ 0	$ 0